Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 30, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company

File No. 333-282752

(Brighthouse Shield Level Pay Plus® II Annuity and

Brighthouse Shield Level Pay Plus® II Advisory Annuity)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the two Prospectuses and Statement of Additional Information (“SAI”) each dated April 28, 2025 being used for certain registered annuity contracts offered by the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 6 filed electronically with the Commission on April 21, 2025.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Associate General Counsel

Brighthouse Life Insurance Company